Offerings	Aug. 04, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	(1a) The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants and (e) units consisting of two or more of these securities in any combination, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of the securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. (2a) The registrant elects to rely on Securities Act Rules 456(b) and 457(r) to defer payment of all applicable registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Securities Act Rule 456(b).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	See Note (1a) See Note (2a)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See Note (1a) See Note (2a)
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See Note (1a) See Note (2a)
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See Note (1a) See Note (2a)